Share-Based Compensation - Range of Exercise Prices and Weighted Average Remaining Contractual Life - 2012 Long Term Incentive Plan (Detail) (Stock Compensation Plan [Member], 2012 Long Term Incentive Plan [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
6 Months Ended
Jun. 30, 2013
$6.03 - $6.03 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 6.03
Range of Exercise Prices, Maximum	$ 6.03
Options Outstanding	455
Options Outstanding, Weighted Average Remaining Contractual Life (years)	9 years 6 months 29 days
Options Outstanding, Weighted Average Exercise Price	$ 6.03
$6.41 - $6.41 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 6.41
Range of Exercise Prices, Maximum	$ 6.41
Options Outstanding	861
Options Outstanding, Weighted Average Remaining Contractual Life (years)	9 years 6 months 29 days
Options Outstanding, Weighted Average Exercise Price	$ 6.41
$6.65 - $9.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 6.65
Range of Exercise Prices, Maximum	$ 9.75
Options Outstanding	520
Options Outstanding, Weighted Average Remaining Contractual Life (years)	9 years 9 months 11 days
Options Outstanding, Weighted Average Exercise Price	$ 7.30
$6.03 - $9.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 6.03
Range of Exercise Prices, Maximum	$ 9.75
Options Outstanding	1,836
Options Outstanding, Weighted Average Remaining Contractual Life (years)	9 years 7 months 21 days
Options Outstanding, Weighted Average Exercise Price	$ 6.57